Investment Tax Credit - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investment tax credits [abstract]
Investment tax credits	$ 7.3	$ 9.6